John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 9/30/2020

Fund’s investments
As of 9-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.0%				$13,735,508
(Cost $11,785,604)
U.S. Government 52.0%				13,735,508
U.S. Treasury
Bond	3.500	02-15-39	370,000	519,388
Bond	3.875	08-15-40	225,000	333,026
Bond	4.250	05-15-39	330,000	506,292
Bond	4.250	11-15-40	270,000	419,164
Bond	4.375	02-15-38	275,000	423,113
Bond	4.375	11-15-39	490,000	765,568
Bond	4.500	02-15-36	990,000	1,498,071
Bond	4.500	05-15-38	660,000	1,031,018
Bond	4.625	02-15-40	535,000	861,454
Bond	4.750	02-15-37	470,000	740,562
Bond	5.000	05-15-37	430,000	696,650
Bond	5.250	02-15-29	175,000	242,354
Bond	5.375	02-15-31	775,000	1,141,732
Bond	5.500	08-15-28	275,000	380,929
Bond	6.125	08-15-29	25,000	37,034
Bond	6.250	05-15-30	80,000	122,141
Bond	6.500	11-15-26	70,000	95,988
Bond	6.625	02-15-27	260,000	362,182
Bond	6.750	08-15-26	70,000	96,064
Bond	8.125	08-15-21	280,000	299,491
Note	0.125	07-15-23	65,000	64,939
Note	0.500	03-31-25	70,000	70,793
Note	0.625	05-15-30	115,000	114,587
Note	1.625	08-15-29	145,000	157,823
Note	1.750	12-31-20	35,000	35,141
Note	1.750	12-31-26	65,000	70,439
Note	1.750	11-15-29	120,000	132,108
Note	1.875	06-30-26	185,000	200,985
Note	2.000	10-31-22	70,000	72,713
Note	2.000	02-15-25	320,000	344,425
Note	2.250	02-15-21	45,000	45,352
Note	2.250	12-31-23	450,000	480,234
Note	2.250	03-31-26	45,000	49,700
Note	2.250	11-15-27	135,000	151,759
Note	2.375	03-15-21	45,000	45,450
Note	2.500	12-31-20	105,000	105,618
Note	2.500	02-28-21	45,000	45,434
Note	2.500	02-15-22	75,000	77,426
Note	2.625	02-15-29	180,000	210,206
Note	2.750	08-15-21	50,000	51,135
Note	2.750	02-15-24	330,000	358,553
Note	2.750	02-15-28	125,000	145,400
Note	2.875	11-30-25	50,000	56,596

Note	2.875	05-15-28	65,000	76,471
Corporate bonds 37.7%				$9,950,641
(Cost $9,043,271)
Communication services 5.6%				1,474,412
Diversified telecommunication services 2.7%
AT&T, Inc.	3.875	01-15-26	85,000	96,361
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
AT&T, Inc.	4.500	05-15-35	90,000	$106,159
AT&T, Inc.	5.350	09-01-40	50,000	63,599
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	84,566
Verizon Communications, Inc.	4.400	11-01-34	80,000	99,809
Verizon Communications, Inc.	4.500	08-10-33	115,000	145,219
Verizon Communications, Inc.	5.250	03-16-37	75,000	103,706
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	87,690
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	91,148
Charter Communications Operating LLC	6.384	10-23-35	80,000	109,076
Comcast Corp.	4.250	01-15-33	130,000	161,630
Comcast Corp.	6.500	11-15-35	55,000	83,396
Comcast Corp.	7.050	03-15-33	75,000	114,509
ViacomCBS, Inc.	5.500	05-15-33	105,000	127,544
Consumer discretionary 2.2%				586,470
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	66,853
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	89,570
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	68,895
eBay, Inc.	3.450	08-01-24	70,000	76,563
Multiline retail 0.5%
Target Corp.	6.350	11-01-32	90,000	131,917
Specialty retail 0.6%
Lowe's Companies, Inc.	5.000	04-15-40	60,000	78,600
O'Reilly Automotive, Inc.	1.750	03-15-31	75,000	74,072
Consumer staples 2.1%				540,466
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	102,537
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	56,895
Diageo Capital PLC	2.000	04-29-30	100,000	102,942
PepsiCo, Inc.	1.625	05-01-30	100,000	102,648
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	102,511
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	72,933
Energy 4.0%				1,055,655
Oil, gas and consumable fuels 4.0%
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	69,844
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	53,367
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	67,064
ConocoPhillips	5.900	10-15-32	80,000	109,263
Energy Transfer Operating LP	6.050	06-01-41	50,000	50,127
Energy Transfer Operating LP	7.500	07-01-38	45,000	52,488
EOG Resources, Inc.	3.900	04-01-35	85,000	95,152
Exxon Mobil Corp.	3.043	03-01-26	55,000	60,685
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	90,095
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	$56,616
Shell International Finance BV	4.125	05-11-35	55,000	66,170
Suncor Energy, Inc.	5.950	05-15-35	50,000	61,768
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	61,705
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	100,296
Valero Energy Corp.	7.500	04-15-32	45,000	61,015
Financials 6.4%				1,699,265
Banks 3.3%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	122,540
Citigroup, Inc.	6.000	10-31-33	85,000	114,730
Citigroup, Inc.	6.625	06-15-32	80,000	111,931
HSBC Holdings PLC	7.625	05-17-32	75,000	106,681
JPMorgan Chase & Co.	5.500	10-15-40	80,000	114,454
JPMorgan Chase & Co.	6.400	05-15-38	60,000	91,714
U.S. Bancorp	2.950	07-15-22	70,000	73,090
Wells Fargo & Company	5.375	02-07-35	100,000	136,717
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	110,393
Morgan Stanley	7.250	04-01-32	70,000	105,364
S&P Global, Inc.	1.250	08-15-30	90,000	88,479
Insurance 2.0%
American International Group, Inc.	3.875	01-15-35	95,000	109,186
Lincoln National Corp.	3.800	03-01-28	50,000	57,532
MetLife, Inc.	6.500	12-15-32	50,000	75,530
Prudential Financial, Inc.	3.905	12-07-47	63,000	69,934
The Progressive Corp.	2.450	01-15-27	110,000	118,541
The Travelers Companies, Inc.	6.750	06-20-36	60,000	92,449
Health care 4.0%				1,066,730
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	72,702
AbbVie, Inc. (A)	4.550	03-15-35	90,000	110,006
Biogen, Inc.	2.250	05-01-30	100,000	101,994
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	63,459
Health care providers and services 1.5%
CVS Health Corp.	4.750	12-01-22	100,000	107,822
CVS Health Corp.	4.780	03-25-38	100,000	121,019
CVS Health Corp.	4.875	07-20-35	65,000	82,566
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	78,820
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	112,315
Merck & Company, Inc.	3.900	03-07-39	60,000	74,345
Pfizer, Inc.	3.400	05-15-24	55,000	60,403
Wyeth LLC	5.950	04-01-37	55,000	81,279
Industrials 4.4%				1,147,264
Aerospace and defense 1.4%
Lockheed Martin Corp.	4.500	05-15-36	60,000	76,165
Raytheon Technologies Corp.	4.450	11-16-38	50,000	61,468
Raytheon Technologies Corp.	5.700	04-15-40	65,000	91,545
The Boeing Company	2.950	02-01-30	60,000	58,024
The Boeing Company	3.600	05-01-34	80,000	76,949
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics 0.3%
FedEx Corp.	4.900	01-15-34	50,000	$64,945
Industrial conglomerates 0.9%
General Electric Company	5.875	01-14-38	75,000	87,414
General Electric Company	6.750	03-15-32	70,000	87,994
General Electric Company	6.875	01-10-39	50,000	63,963
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	98,990
CSX Corp.	6.000	10-01-36	45,000	63,747
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	65,804
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	72,148
GATX Corp.	4.000	06-30-30	80,000	92,094
International Lease Finance Corp.	8.625	01-15-22	80,000	86,014
Information technology 2.9%				773,121
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	4.300	11-15-32	80,000	91,206
NVIDIA Corp.	2.850	04-01-30	65,000	73,259
Software 1.6%
Microsoft Corp.	2.525	06-01-50	22,000	22,950
Microsoft Corp.	3.500	02-12-35	65,000	80,367
Microsoft Corp.	4.100	02-06-37	38,000	49,302
Microsoft Corp.	4.200	11-03-35	55,000	72,221
Oracle Corp.	3.900	05-15-35	50,000	60,747
Oracle Corp.	4.300	07-08-34	110,000	137,693
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	6.020	06-15-26	95,000	111,574
Seagate HDD Cayman	5.750	12-01-34	65,000	73,802
Materials 2.2%				581,908
Chemicals 0.9%
Linde, Inc.	3.200	01-30-26	45,000	50,511
LyondellBasell Industries NV	5.750	04-15-24	95,000	109,022
The Dow Chemical Company	2.100	11-15-30	75,000	73,849
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	73,213
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	72,190
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	71,497
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	50,845
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	80,781
Real estate 0.5%				139,876
Equity real estate investment trusts 0.5%
Crown Castle International Corp.	4.300	02-15-29	120,000	139,876
Utilities 3.4%				885,474
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	106,978
Florida Power & Light Company	5.950	02-01-38	60,000	88,660
MidAmerican Energy Company	5.750	11-01-35	70,000	102,219
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	$61,763
PacifiCorp	5.250	06-15-35	55,000	77,119
Virginia Electric & Power Company	6.350	11-30-37	85,000	127,738
Xcel Energy, Inc.	6.500	07-01-36	45,000	65,890
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	59,578
Dominion Energy, Inc.	6.300	03-15-33	60,000	83,771
DTE Energy Company	6.375	04-15-33	80,000	111,758

	Shares	Value
Affiliated investment companies (B) 9.5%		$2,504,148
(Cost $2,216,375)
Equity 9.5%		2,504,148
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	210,080	2,504,148

	Yield (%)	Shares	Value
Short-term investments 0.2%			$55,638
(Cost $55,638)
Short-term funds 0.2%			55,638
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0266(D)	55,638	55,638

Total investments (Cost $23,100,888) 99.4%	$26,245,935
Other assets and liabilities, net 0.6%	158,381
Total net assets 100.0%	$26,404,316

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 9-30-20.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2020, by major security category or type:
	Total value at 9-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$13,735,508	—	$13,735,508	—
Corporate bonds	9,950,641	—	9,950,641	—
Affiliated investment companies	2,504,148	$2,504,148	—	—
Short-term investments	55,638	55,638	—	—
Total investments in securities	$26,245,935	$2,559,786	$23,686,149	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	210,080	$4,853,492	$194,842	$(2,471,287)	$(292,667)	$219,768	—	—	$2,504,148
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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